Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	17
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$157,119,809.41	0.3232918	$121,086,600.08	0.2491494	$36,033,209.33
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$814,349,809.41	0.5471935	$778,316,600.08	0.5229814	$36,033,209.33

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	43.26		42.37
Pool Receivables Balance	$858,697,950.05		$820,575,153.61
Remaining Number of Receivables	61,042		59,845

Adjusted Pool Balance	$848,281,051.47		$810,746,458.42

III. COLLECTIONS

Principal:
Principal Collections	$37,254,605.08
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$541,595.59
Total Principal Collections	$37,796,200.67

Interest:
Interest Collections	$2,783,826.33
Late Fees & Other Charges	$58,078.63
Interest on Repurchase Principal	$-
Total Interest Collections	$2,841,904.96

Collection Account Interest	$304.24
Reserve Account Interest	$31.50
Servicer Advances	$-

Total Collections	$40,638,441.37

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	17
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$40,638,441.37
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$40,638,441.37
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$715,581.63	$-	$715,581.63	$715,581.63
Collection Account Interest					$304.24
Late Fees & Other Charges					$58,078.63
Total due to Servicer					$773,964.50

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$52,373.27		$52,373.27
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$351,306.60		$351,306.60	$351,306.60

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$39,437,334.02

7. Regular Principal Distribution Amount:					$36,033,209.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$36,033,209.33
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,033,209.33		$36,033,209.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$36,033,209.33		$36,033,209.33

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,404,124.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,416,898.58
Beginning Period Amount	$10,416,898.58
Current Period Amortization	$588,203.39
Ending Period Required Amount	$9,828,695.19
Ending Period Amount	$9,828,695.19
Next Distribution Date Amount	$9,261,103.60

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	17
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$33,931,242.06	$32,429,858.34	$32,429,858.34
Overcollateralization as a % of Original Adjusted Pool		2.21%	2.12%	2.12%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	59,104	98.47%	$808,023,925.78
30 - 60 Days	0.97%	578	1.20%	$9,811,141.28
61 - 90 Days	0.23%	137	0.29%	$2,411,247.25
91 + Days	0.04%	26	0.04%	$328,839.30
		59,845		$820,575,153.61
Total
Delinquent Receivables 61 + days past due	0.27%	163	0.33%	$2,740,086.55
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	116	0.21%	$1,840,339.89
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.15%	94	0.17%	$1,571,633.42
Three-Month Average Delinquency Ratio	0.20%		0.24%

Repossession in Current Period		39		$717,899.66
Repossession Inventory		59		$478,411.38

Charge-Offs
Gross Principal of Charge-Off for Current Period				$868,191.36
Recoveries				$(541,595.59)
Net Charge-offs for Current Period				$326,595.77

Beginning Pool Balance for Current Period				$858,697,950.05

Net Loss Ratio				0.46%
Net Loss Ratio for 1st Preceding Collection Period				-0.12%
Net Loss Ratio for 2nd Preceding Collection Period				-0.09%
Three-Month Average Net Loss Ratio for Current Period				0.08%

Cumulative Net Losses for All Periods				$7,370,041.90
Cumulative Net Losses as a % of Initial Pool Balance				0.47%

Principal Balance of Extensions				$2,902,192.06
Number of Extensions				160

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